Financial Instruments and Fair Value Disclosures, Realized and Unrealized Gains and Losses (Details) - Level 2 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]
Realized and Unrealized Gains and Losses [Abstract]
Realized gains and losses	$ (87,490)	$ 0
Unrealized gains and losses	1,028,397	(20,342)
Total gain/(loss)	940,907	(20,342)
Foreign Exchange Forwards & Options [Member]
Realized and Unrealized Gains and Losses [Abstract]
Realized gains and losses	(87,490)	0
Unrealized gains and losses	345,937	(20,342)
Interest Rate Swaps [Member]
Realized and Unrealized Gains and Losses [Abstract]
Unrealized gains and losses	$ 682,460	$ 0

[1]	Results for the year ended December 31, 2024 reflect data for the period from the acquisition of MPC Capital on December 16, 2024, through December 31, 2024.